Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating Leases of Lessee Disclosures [Abstract]
Operating lease expense	$ 84,552	$ 107,139	$ 89,977